Debt and Derivatives - Schedule of Maturities of Long-term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt And Derivatives [Abstract]
2021	$ 35,209
2022	9,702
2023	9,600
2024	9,395
2025	9,408
Thereafter	322,073
Total principal payments	$ 395,387	$ 222,123